Description of Business and Summary of Significant Accounting Policies (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Secured convertible promissory notes [Member]
Amount of diluted net loss per share of common stock attributable to common stockholders	402,000		1,602,000
Preferred Series A [Member]
Amount of diluted net loss per share of common stock attributable to common stockholders			100,000
Stock-based awards [Member]
Amount of diluted net loss per share of common stock attributable to common stockholders	500,000		4,600,000
Warrants [Member]
Amount of diluted net loss per share of common stock attributable to common stockholders	617,462		3,132,796	103,334